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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21048
                                   ---------------------------------------------


                       AIM Select Real Estate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713)626-1919
                                                    ----------------------------

Date of fiscal year end: 12/31
                         -------------------------------------------------------

Date of reporting period: 3/31/06
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                                              AIM SELECT REAL ESTATE INCOME FUND
                       Quarterly Schedule of Portfolio Holdings - March 31, 2006



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMINVESTMENTS.COM                  SREI-QTR-1 3/06         A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


                                                      SHARES             VALUE
----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS,
   COMMON STOCKS & OTHER
   EQUITY INTERESTS--93.11%

APARTMENTS--3.59%

American Campus Communities, Inc.                    413,900      $     10,724,149
----------------------------------------------------------------------------------
Apartment Investment & Management Co.
   -Class A                                           77,700             3,644,130
----------------------------------------------------------------------------------
Education Realty Trust, Inc.                         390,800             5,979,240
----------------------------------------------------------------------------------
Home Properties, Inc.                                137,100             7,005,810
==================================================================================
                                                                        27,353,329
==================================================================================

DIVERSIFIED--14.13%

AEW Real Estate Income Fund                          100,000             1,972,000
----------------------------------------------------------------------------------
CentraCore Properties Trust                           93,800             2,349,690
----------------------------------------------------------------------------------
Colonial Properties Trust                            837,978            42,007,837
----------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                    584,700            12,319,629
----------------------------------------------------------------------------------
DWS RREEF Real Estate Fund Inc.                      121,700             2,767,458
----------------------------------------------------------------------------------
iStar Financial Inc.                                 778,800            29,812,464
----------------------------------------------------------------------------------
Lexington Corporate Properties Trust                 367,600             7,664,460
----------------------------------------------------------------------------------
Neuberger Berman Realty Income Fund Inc.             192,800             3,944,688
----------------------------------------------------------------------------------
Nuveen Real Estate Income Fund                        77,400             1,756,980
----------------------------------------------------------------------------------
Real Estate Income Fund, Inc.                        157,000             3,118,020
==================================================================================
                                                                       107,713,226
==================================================================================

FREESTANDING--7.98%

Commercial Net Lease Realty                        1,652,400            38,500,920
----------------------------------------------------------------------------------
Getty Realty Corp.                                   483,100            14,058,210
----------------------------------------------------------------------------------
Realty Income Corp.                                  230,200             5,573,142
----------------------------------------------------------------------------------
Trustreet Properties, Inc.                           176,400             2,679,516
==================================================================================
                                                                        60,811,788
==================================================================================

HEALTHCARE--23.86%

Cogdell Spencer Inc.                                 232,300             4,952,636
----------------------------------------------------------------------------------
Health Care Property Investors, Inc.               1,071,700            30,436,280
----------------------------------------------------------------------------------
Health Care REIT, Inc.                               785,773            29,937,951
----------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                        986,300            36,867,894
----------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                 1,663,500            35,765,250
----------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                     709,000             9,940,180
----------------------------------------------------------------------------------
Senior Housing Properties Trust                    1,723,000            31,186,300
----------------------------------------------------------------------------------
Universal Health Realty Income Trust                  75,900             2,772,627
==================================================================================
                                                                       181,859,118
==================================================================================

INDUSTRIAL PROPERTIES--2.66%

First Industrial Realty Trust, Inc.                  475,200            20,286,288
==================================================================================

INDUSTRIAL/OFFICE MIXED--3.99%

Duke Realty Corp.                                    123,900             4,702,005
----------------------------------------------------------------------------------
Liberty Property Trust                               508,000            23,957,280
----------------------------------------------------------------------------------
Mission West Properties Inc.                         151,200             1,776,600
==================================================================================
                                                                        30,435,885
==================================================================================

LODGING-RESORTS--5.87%

Ashford Hospitality Trust, Inc.                      558,400             6,924,160
----------------------------------------------------------------------------------
DiamondRock Hospitality Co.                          167,700             2,315,937
----------------------------------------------------------------------------------
Hersha Hospitality Trust                             265,100             2,595,329
----------------------------------------------------------------------------------



                                                      SHARES             VALUE
----------------------------------------------------------------------------------

LODGING-RESORTS--(CONTINUED)

Hospitality Properties Trust                         752,600      $     32,866,042
==================================================================================
                                                                        44,701,468
==================================================================================

MANUFACTURED HOMES--0.35%

Sun Communities, Inc.                                 74,300             2,626,505
==================================================================================

OFFICE PROPERTIES--15.32%

American Financial Realty Trust                    1,707,700            19,894,705
----------------------------------------------------------------------------------
Brandywine Realty Trust                            1,175,301            37,327,560
----------------------------------------------------------------------------------
Glenborough Realty Trust Inc.                        414,600             9,017,550
----------------------------------------------------------------------------------
Highwoods Properties, Inc.                           320,200            10,800,346
----------------------------------------------------------------------------------
HRPT Properties Trust                              1,525,600            17,910,544
----------------------------------------------------------------------------------
Mack-Cali Realty Corp.                               402,500            19,320,000
----------------------------------------------------------------------------------
Parkway Properties, Inc.                              57,000             2,489,760
==================================================================================
                                                                       116,760,465
==================================================================================

REGIONAL MALLS--2.61%

Glimcher Realty Trust                                700,700            19,899,880
==================================================================================

SELF STORAGE FACILITIES--2.32%

Extra Space Storage Inc.                             563,300             9,683,127
----------------------------------------------------------------------------------
Public Storage, Inc.-Series A Dep. Shares            167,200             4,547,840
----------------------------------------------------------------------------------
U-Store-It Trust                                     170,900             3,443,635
==================================================================================
                                                                        17,674,602
==================================================================================

SHOPPING CENTERS--8.97%

Cedar Shopping Centers Inc.                          178,200             2,822,688
----------------------------------------------------------------------------------
Heritage Property Investment Trust                   538,400            21,315,256
----------------------------------------------------------------------------------
Inland Real Estate Corp.                           1,064,600            17,363,626
----------------------------------------------------------------------------------
New Plan Excel Realty Trust(a)                       721,200            18,707,928
----------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                    268,900             8,139,603
==================================================================================
                                                                        68,349,101
==================================================================================

SPECIALTY PROPERTIES--1.46%

Potlatch Corp.                                        67,000             2,870,280
----------------------------------------------------------------------------------
Spirit Finance Corp.                                 679,500             8,289,900
==================================================================================
                                                                        11,160,180
==================================================================================
     Total Real Estate Investment Trusts, Common
        Stocks & Other Equity Interests
        (Cost $539,083,276)                                            709,631,835
==================================================================================

PREFERRED STOCKS--30.87%

APARTMENTS--2.69%

Apartment Investment & Management Co.
   -Series T, 8.00%                                  200,000             5,050,000
----------------------------------------------------------------------------------
BRE Properties, Inc. -Series B, 8.08%                200,000             5,088,000
----------------------------------------------------------------------------------
Equity Residential -Series K, 8.29%  (b)               4,200               236,381
----------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.
   -Series F,
   9.25%                                              47,000             1,230,930
----------------------------------------------------------------------------------
   -Series H,
   8.30%                                             195,000             4,933,500
----------------------------------------------------------------------------------
Post Properties, Inc. -Series A, 8.50%                71,700             3,957,840
==================================================================================
                                                                        20,496,651
==================================================================================

                       AIM SELECT REAL ESTATE INCOME FUND


                                                      SHARES             VALUE
----------------------------------------------------------------------------------

DIVERSIFIED--3.94%

Colonial Properties Trust -Series D, 8.13%           200,000      $      5,200,000
----------------------------------------------------------------------------------
Cousins Properties Inc.
   -Series A,
   7.75%                                             375,000             9,577,500
----------------------------------------------------------------------------------
   -Series B,
   7.50%                                             100,000             2,538,000
----------------------------------------------------------------------------------
Crescent Real Estate Equities Co. -Series B,          51,400             1,341,540
   9.50%
----------------------------------------------------------------------------------
iStar Financial Inc. -Series E, 7.88%                185,000             4,662,000
----------------------------------------------------------------------------------
Lexington Corporate Properties Trust -Series
   B, 8.05%                                           70,000             1,778,000
----------------------------------------------------------------------------------
Vornado Realty Trust -Series F, 6.75%                200,000             4,960,000
==================================================================================
                                                                        30,057,040
==================================================================================

HEALTHCARE--1.65%

Health Care Property Investors, Inc. -Series
   F, 7.10%                                          285,000             7,412,850
----------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. -Series D,
   8.38%                                             200,000             5,162,000
==================================================================================
                                                                        12,574,850
==================================================================================

INDUSTRIAL PROPERTIES--1.62%

AMB Property Corp. -Series O, 7.00%                  120,000             3,138,000
----------------------------------------------------------------------------------
EastGroup Properties, Inc. -Series D, 7.95%          135,000             3,456,000
----------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.
   -Series J, 7.25%                                  220,300             5,716,785
----------------------------------------------------------------------------------
ProLogis -Series C, 8.54%(b)                             950                52,577
==================================================================================
                                                                        12,363,362
==================================================================================

INDUSTRIAL/OFFICE MIXED--1.29%

Bedford Property Investors, Inc.
   -Series A,
   8.75% (b)                                          60,000             2,911,878
----------------------------------------------------------------------------------
   -Series B,
   7.63%                                             139,200             3,013,680
----------------------------------------------------------------------------------
Duke Realty Corp.
   -Series B,
   7.99% (b)                                          10,000               492,500
----------------------------------------------------------------------------------
   -Series M,
   6.95% (b)                                         120,000             3,033,756
----------------------------------------------------------------------------------
PS Business Parks, Inc. -Series F, 8.75%              16,000               405,760
==================================================================================
                                                                         9,857,574
==================================================================================

LODGING-RESORTS--3.68%

Eagle Hospitality Properties Trust, Inc.
   -Series A, 8.25%                                  141,500             3,536,085
----------------------------------------------------------------------------------
FelCor Lodging Trust Inc. -Series C, 8.00%           138,700             3,470,274
----------------------------------------------------------------------------------
Hersha Hospitality Trust -Series A, 8.00%             40,100             1,000,896
----------------------------------------------------------------------------------
Hilton Hotels Corp.,  8.00%                           45,000             1,148,400
----------------------------------------------------------------------------------
Hospitality Properties Trust -Series B, 8.88%        450,000            11,925,000
----------------------------------------------------------------------------------
LaSalle Hotel Properties
   -Series A,
   10.25%                                             36,300               933,636
----------------------------------------------------------------------------------
   -Series B,
   8.38%                                              40,000             1,018,800
----------------------------------------------------------------------------------



                                                      SHARES             VALUE
----------------------------------------------------------------------------------

LODGING-RESORTS--(CONTINUED)

   -Series D,
   7.50%                                             100,000      $      2,465,000
----------------------------------------------------------------------------------
   -Series E,
   8.00%                                             100,000             2,525,000
==================================================================================
                                                                        28,023,091
==================================================================================

OFFICE PROPERTIES--5.01%

Alexandria Real Estate Equities, Inc. -Series
   B, 9.10%                                            5,600               142,240
----------------------------------------------------------------------------------
CarrAmerica Realty Corp. -Series E, 7.50%             75,000             1,888,500
----------------------------------------------------------------------------------
Corporate Office Properties Trust -Series G,
   8.00%                                             300,000             7,674,000
----------------------------------------------------------------------------------
DRA CRT Acquisition Corp. -Series A, 8.50%           120,000             2,772,000
----------------------------------------------------------------------------------
Glenborough Realty Trust Inc. -Series A,
   $1.94 Conv.                                        25,245               630,115
----------------------------------------------------------------------------------
Highwoods Properties, Inc. -Series B, 8.00%           16,891               424,809
----------------------------------------------------------------------------------
HRPT Properties Trust
   -Series B,
   8.75%                                             510,000            13,397,700
----------------------------------------------------------------------------------
   -Series C,
   7.13%                                             100,000             2,545,000
----------------------------------------------------------------------------------
Kilroy Realty Corp.
   -Series E,
   7.80%                                              51,600             1,318,380
----------------------------------------------------------------------------------
   -Series F,
   7.50%                                             175,000             4,352,250
----------------------------------------------------------------------------------
SL Green Realty Corp. -Series C, 7.63%               120,000             2,995,200
==================================================================================
                                                                        38,140,194
==================================================================================

REGIONAL MALLS--8.79%

CBL & Associates Properties, Inc.
   -Series B,
   8.75%                                             315,000            16,036,650
----------------------------------------------------------------------------------
   -Series C,
   7.75%                                             350,000             8,928,500
----------------------------------------------------------------------------------
   -Series D,
   7.38%                                             175,000             4,445,000
----------------------------------------------------------------------------------
Glimcher Realty Trust
   -Series F,
   8.75%                                              80,000             2,040,000
----------------------------------------------------------------------------------
   -Series G,
   8.13%                                             134,600             3,405,380
----------------------------------------------------------------------------------
Mills Corp. (The)
   -Series B,
   9.00%                                             450,000            10,327,500
----------------------------------------------------------------------------------
   -Series C,
   9.00%                                             410,000             9,368,500
----------------------------------------------------------------------------------
   -Series E,
   8.75%                                             400,000             9,020,000
----------------------------------------------------------------------------------
Taubman Centers, Inc.
   -Series A,
   8.30%                                              16,385               411,427
----------------------------------------------------------------------------------
   -Series G,
   8.00%                                             116,200             2,977,044
==================================================================================
                                                                        66,960,001
==================================================================================

SELF STORAGE FACILITIES--0.20%

Public Storage, Inc. -Series G, 7.00%                 60,000             1,510,200
==================================================================================

See accompanying notes which are an integral part of this schedule.

                       AIM SELECT REAL ESTATE INCOME FUND


                                                      SHARES             VALUE
----------------------------------------------------------------------------------

SHOPPING CENTERS--1.36%

Developers Diversified Realty Corp. -Class F,
   8.60%                                             229,700      $      5,857,350
----------------------------------------------------------------------------------
Federal Realty Investment Trust -Series B,
   8.50%                                              70,600             1,820,774
----------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust -Series B,
   9.50%                                              40,000             1,038,000
----------------------------------------------------------------------------------
Regency Centers Corp. -Series 4, 7.25%                13,600               346,120
----------------------------------------------------------------------------------
Saul Centers, Inc. -Series A, 8.00%                   50,000             1,315,000
==================================================================================
                                                                        10,377,244
==================================================================================

SPECIALTY PROPERTIES--0.64%

Digital Realty Trust, Inc. -Series B, 7.88%           55,000             1,361,800
----------------------------------------------------------------------------------
Entertainment Properties Trust -Series A,
   9.50%                                             138,900             3,533,616
==================================================================================
                                                                         4,895,416
==================================================================================
     Total Preferred Stocks
        (Cost $234,083,729)                                            235,255,623
==================================================================================

MONEY MARKET FUNDS--2.10%

Liquid Assets Portfolio-Institutional
   Class(c)                                        7,995,972             7,995,972
----------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)        7,995,972             7,995,972
----------------------------------------------------------------------------------
     Total Money Market Funds
        (Cost $15,991,944)                                              15,991,944
==================================================================================
TOTAL INVESTMENTS--126.08%
   (Cost $789,158,949)                                                 960,879,402
==================================================================================
OTHER ASSETS LESS LIABILITIES--0.82%                                     6,246,272
==================================================================================
AUCTION RATE PREFERRED SHARES, AT LIQUIDATION
   VALUE--(26.90)%                                                   (205,000,000)
==================================================================================
NET ASSETS ATTRIBUTABLE TO COMMON SHARES--100.00%                 $    762,125,674
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:
Conv. --Convertible.
Dep.  --Depositary.
REIT  --Real Estate Investment Trust


Notes to Schedule of Investments:

(a) A portion of the value was pledged as collateral to cover margin requirements for open interest rate swap transactions. See Note 1D and Note 4.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2006 was $6,727,092, which represented 0.88% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.




See accompanying notes which are an integral part of this schedule.

                       AIM SELECT REAL ESTATE INCOME FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)



NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Interest rate swap transactions are marked to market daily based upon quotations from market makers. The value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


                       AIM SELECT REAL ESTATE INCOME FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. INTEREST RATE SWAP TRANSACTIONS -- The Fund may enter into interest rate swap transactions in order to reduce the risk that the cost of leveraging by the Fund will exceed the returns realized by the Fund on the leverage proceeds. The Fund uses interest rate swap transactions in connection with the sale of Preferred Shares. In an interest rate swap, the Fund agrees to pay to the other party to the swap (which is known as the "counterparty") a fixed rate payment, and the counterparty agrees to pay to the Fund a variable rate payment. The variable rate payment is intended to approximate all or a portion of the Fund's dividend payment obligation on Preferred Shares or interest payment obligation on any variable rate borrowings. The payment obligations are based on the notional amount of the swap. The Fund has segregated liquid securities in a separate account having a value at least equal to the Fund's net payment obligations under any swap transaction. Interest rate swap transactions are marked to market daily.

            Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

            The Fund records periodic payments made under interest rate agreements as a component of realized gain (loss) in the Statement of Operations.

E. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


                       AIM SELECT REAL ESTATE INCOME FUND

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                                   CHANGE IN
                                                                  UNREALIZED
                        VALUE    PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE         DIVIDEND      REALIZED
FUND                  12/31/05       COST           SALES       (DEPRECIATION)     03/31/06        INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class   $     --   $ 45,408,416   $(37,412,444)   $           --   $  7,995,972   $     75,390   $        --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class         --     45,408,416    (37,412,444)               --      7,995,972         75,666            --
--------------------------------------------------------------------------------------------------------------------------
   Total              $     --   $ 90,816,832   $(74,824,888)   $           --   $ 15,991,944   $    151,056   $        --
--------------------------------------------------------------------------------------------------------------------------


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $98,137,312 and $117,940,724, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                      $177,571,196
---------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                      (7,545,513)
---------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                            $170,025,683
---------------------------------------------------------------------------------------------
Cost of investments for tax purposes is $790,853,719.


NOTE 4--INTEREST RATE SWAP AGREEMENTS

The Fund has entered into interest rate swap agreements. Under the agreements, the Fund receives a floating rate of interest income and pays a fixed rate of interest on the notional values of the swaps to the agreement counterparty. At March 31, 2006, the Fund had open interest rate swap agreements as follows:

                                                                 FLOATING
                                                                   RATE*
                                                               (RATE RESET                           UNREALIZED
                        NOTIONAL AMOUNT      FIXED RATE           MONTHLY)     TERMINATION DATE    APPRECIATION
-----------------------------------------------------------------------------------------------------------------
Citibank, N.A           $    40,000,000            3.5000%            4.7760%          09/19/07   $       917,118
-----------------------------------------------------------------------------------------------------------------
Citibank, N.A                42,000,000            4.6325%            4.6330%          08/02/09           660,115
-----------------------------------------------------------------------------------------------------------------
Citibank, N.A                40,000,000            4.4500%            4.4500%          03/01/12         1,519,730
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital
Services, Inc.               30,000,000            3.6000%            4.7200%          09/12/07           632,324
=================================================================================================================
                                                                                                  $     3,729,287
=================================================================================================================


* Based on 30 day London Interbank Offered Rate (LIBOR).

                       AIM SELECT REAL ESTATE INCOME FUND

Item 2. Controls and Procedures.

      (a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Select Real Estate Income Fund

By:   /s/ ROBERT H. GRAHAM
      -----------------------------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 30, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ ROBERT H. GRAHAM
      -----------------------------------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 30, 2006


By:   /s/ SIDNEY M. DILGREN
      -----------------------------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: May 30, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.